Schedule of Inventories (Details) - USD ($)	Apr. 30, 2026	Apr. 30, 2025
Inventory Disclosure [Abstract]
Finished goods	$ 1,109,608	$ 927,661
Inventories	$ 1,109,608	$ 927,661